Item 1. Schedule of Investments:

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Putnam Global Equity Fund
The fund's portfolio
7/31/05 (Unaudited)
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COMMON STOCKS (97.0%)(a)
		Shares	Value

Aerospace and Defense (1.9%)

L-3 Communications Holdings, Inc.		278,588	$21,793,939
Lockheed Martin Corp.		418,700	26,126,880

			47,920,819

Airlines (0.5%)

British Airways PLC (United Kingdom) (NON)		2,570,467	12,568,327

Automotive (1.0%)

Renault SA (France)		258,395	23,724,847

Banking (8.5%)

Barclays PLC (United Kingdom)		2,702,764	26,501,758
Commerce Bancorp, Inc. (S)		829,600	28,148,328
Credit Agricole SA (France)		911,048	25,017,237
Depfa Bank PLC (Ireland)		1,665,352	26,940,632
KBC Groupe SA (Belgium)		284,264	22,699,440
Royal Bank of Scotland Group PLC (United Kingdom)		1,745,168	52,042,962
U.S. Bancorp		955,658	28,727,079

			210,077,436

Basic Materials (0.5%)

Xstrata PLC (Switzerland)		606,761	12,924,519

Beverage (0.7%)

InBev NV (Belgium)		450,214	16,758,957

Biotechnology (2.1%)

Amgen, Inc. (NON)		642,500	51,239,375

Broadcasting (1.7%)

Gestevision Telecinco SA (Spain)		631,638	14,997,281
Mediaset SpA (Italy)		2,154,290	26,268,507

			41,265,788

Chemicals (1.0%)

BASF AG (Germany)		359,130	25,559,174

Commercial and Consumer Services (0.5%)

TUI AG (Germany) (S)		509,990	13,360,088

Communications Equipment (2.8%)

Cisco Systems, Inc. (NON)		2,660,700	50,952,405
Nokia OYJ (Finland)		1,196,060	19,130,938

			70,083,343

Computers (0.8%)

Dell, Inc. (NON)		487,800	19,741,266

Conglomerates (3.0%)

Mitsui & Co., Ltd. (Japan)		1,816,000	17,555,784
Tyco International, Ltd.		1,212,442	36,943,108
Vivendi Universal SA (France)		598,343	19,075,549

			73,574,441

Consumer Finance (3.9%)

Countrywide Financial Corp.		794,000	28,584,000
Credit Saison Co., Ltd. (Japan)		434,300	14,464,160
MBNA Corp.		1,394,050	35,074,298
Providian Financial Corp. (NON)		1,032,900	19,521,810

			97,644,268

Consumer Goods (0.9%)

Reckitt Benckiser PLC (United Kingdom)		746,216	22,463,221

Electric Utilities (0.8%)

Iberdrola SA (Spain)		732,418	18,706,641

Electronics (5.8%)

Freescale Semiconductor, Inc. Class B (NON)		1,070,900	27,575,675
Intel Corp.		1,262,600	34,266,964
Samsung Electronics Co., Ltd. (South Korea)		66,612	36,503,223
SanDisk Corp. (NON) (S)		803,900	27,187,898
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)		10,484,000	17,498,113

			143,031,873

Energy (1.0%)

Pride International, Inc. (NON)		478,000	12,437,560
TonenGeneral Sekiyu KK (Japan)		1,213,000	12,899,024

			25,336,584

Financial (3.1%)

Citigroup, Inc. (SEG)		344,640	14,991,840
Fannie Mae (S)		632,100	35,309,106
Freddie Mac		409,900	25,938,472

			76,239,418

Food (0.6%)

Groupe Danone (France)		149,379	14,803,937

Gaming & Lottery (0.7%)

Greek Organization of Football Prognostics (OPAP) SA (Greece)		512,980	16,721,701

Health Care Services (1.5%)

Cardinal Health, Inc.		365,900	21,800,322
HCA, Inc. (S)		335,025	16,499,981

			38,300,303

Homebuilding (1.0%)

NVR, Inc. (NON)		27,687	25,970,406

Household Furniture and Appliances (0.5%)

Whirlpool Corp.		160,400	12,828,792

Insurance (4.1%)

ACE, Ltd. (Bermuda)		536,334	24,783,994
American International Group, Inc.		546,600	32,905,320
Everest Re Group, Ltd. (Barbados)		120,700	11,756,180
Zurich Financial Services AG (Switzerland) (NON)		180,062	32,093,865

			101,539,359

Investment Banking/Brokerage (1.7%)

Bear Stearns Cos., Inc. (The)		135,100	13,795,061
Lehman Brothers Holdings, Inc.		266,400	28,006,632

			41,801,693

Lodging/Tourism (0.5%)

Royal Caribbean Cruises, Ltd.		260,200	11,826,090

Machinery (0.8%)

Fanuc, Ltd. (Japan)		263,400	18,697,207

Manufacturing (1.6%)

SKF AB Class B (Sweden)		2,255,720	26,684,155
ThyssenKrupp AG (Germany)		650,510	12,261,489

			38,945,644

Medical Technology (1.1%)

Becton, Dickinson and Co.		231,500	12,818,155
Nobel Biocare Holding AG (Switzerland)		67,389	14,266,663

			27,084,818

Metals (0.5%)

Arcelor (Luxembourg)		557,662	12,042,047

Natural Gas Utilities (0.7%)

Tokyo Gas Co., Ltd. (Japan)		4,954,000	18,074,508

Office Equipment & Supplies (1.0%)

Canon, Inc. (Japan)		507,200	25,018,802

Oil & Gas (10.9%)

Amerada Hess Corp.		291,100	34,309,046
Burlington Resources, Inc. (S)		220,100	14,110,611
Canadian Natural Resources, Ltd. (Canada)		839,720	34,905,551
Chevron Corp.		324,900	18,847,449
ExxonMobil Corp.		1,389,856	81,654,040
Marathon Oil Corp.		512,600	29,915,336
Petroleo Brasileiro SA ADR (Brazil) (S)		484,692	25,480,258
Valero Energy Corp.		379,900	31,448,122

			270,670,413

Pharmaceuticals (7.5%)

Astellas Pharma, Inc. (Japan)		455,200	14,827,967
GlaxoSmithKline PLC (United Kingdom)		1,128,362	26,637,201
Johnson & Johnson		1,125,400	71,980,584
Roche Holding AG (Switzerland)		298,721	40,734,682
Sankyo Co., Ltd. (Japan)		629,600	12,417,215
Takeda Pharmaceutical Co., Ltd. (Japan)		381,600	19,570,706

			186,168,355

Photography/Imaging (0.6%)

Xerox Corp. (NON) (S)		1,061,700	14,025,057

Real Estate (0.4%)

Friedman, Billings, Ramsey Group, Inc. Class A (R) (S)		613,000	8,618,780

Restaurants (1.4%)

Darden Restaurants, Inc.		377,400	13,095,780
McDonald's Corp.		654,900	20,413,233

			33,509,013

Retail (4.1%)

Abercrombie & Fitch Co. Class A		168,300	12,126,015
AutoZone, Inc. (NON) (S)		148,190	14,439,634
Dixons Group PLC (United Kingdom)		5,277,062	14,747,462
Hennes & Mauritz AB Class B (Sweden)		438,950	15,676,786
Lowe's Cos., Inc.		335,055	22,187,342
Michaels Stores, Inc. (S)		539,300	22,111,300

			101,288,539

Schools (0.5%)

Apollo Group, Inc. Class A (NON) (S)		176,500	13,263,975

Shipping (0.3%)

Orient Overseas International, Ltd. (Hong Kong)		1,851,700	8,552,984

Software (3.5%)

Adobe Systems, Inc.		386,200	11,446,968
Microsoft Corp.		1,993,400	51,050,974
Oracle Corp. (NON)		1,750,800	23,775,864

			86,273,806

Telecommunications (4.0%)

France Telecom SA (France)		600,229	18,567,073
NII Holdings, Inc. (NON)		214,900	15,997,156
Sprint Corp. (FON Group) (NON)		739,000	19,879,100
Vodafone Group PLC (United Kingdom)		17,178,093	44,302,061

			98,745,390

Telephone (2.3%)

China Netcom Group Corp. (Hong Kong), Ltd. (Hong Kong)		10,037,700	15,400,590
Koninklijke (Royal) KPN NV (Netherlands)		943,893	8,230,851
Koninklijke (Royal) KPN NV 144A (Netherlands)		773,494	6,744,953
TDC A/S (Denmark)		270,880	12,197,430
Tele Norte Leste Participacoes SA ADR (Brazil)		930,500	14,580,935

			57,154,759

Tobacco (3.3%)

Altria Group, Inc.		734,703	49,195,713
Japan Tobacco, Inc. (Japan)		2,188	31,229,148

			80,424,861

Transportation (0.8%)

Societes Des Autoroutes Paris-Rhin-Rhone (France)		64,942	3,733,803
Societes Des Autoroutes Paris-Rhin-Rhone 144A (France)		6,791	390,445
TNT NV (Netherlands)		597,256	15,174,686

			19,298,934

Water Utilities (0.6%)

Veolia Environnement (France)		399,871	15,545,443

Total common stocks (cost $2,153,183,432)			$2,399,416,001

SHORT-TERM INVESTMENTS (5.3%)(a)
		Principal amount/Shares	Value

Putnam Prime Money Market Fund (e)		34,497,022	$34,497,022
Short-term investments held as collateral for loaned securities with yields ranging from 2.30% to 3.46% and due dates ranging from August 1, 2005 to August 17, 2005 (d)		$95,497,926	95,468,829

Total short-term investments (cost $129,965,851)			$129,965,851

TOTAL INVESTMENTS
Total investments (cost $2,283,149,283) (b)			$2,529,381,852

Putnam Global Equity Fund
FORWARD CURRENCY CONTRACTS TO BUY at 7/31/05 (aggregate face value $415,599,314) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$150,442,288	$147,038,959	10/19/05	$3,403,329
British Pound	125,943,889	127,593,714	9/21/05	(1,649,825)
Canadian Dollar	49,706,302	49,942,967	10/19/05	(236,665)
Euro	52,791,841	52,192,699	9/21/05	599,142
Japanese Yen	7,431,912	7,480,635	8/17/05	(48,723)
Norwegian Krone	31,603,078	31,316,208	9/21/05	286,870
Swiss Franc	34,545	34,132	9/21/05	413

Total				$2,354,541

Putnam Global Equity Fund
FORWARD CURRENCY CONTRACTS TO SELL at 7/31/05 (aggregate face value $364,483,178) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

British Pound	$5,977,103	$5,887,054	9/21/05	$(90,049)
Canadian Dollar	24,850,657	24,966,467	10/19/05	115,810
Danish Krone	26,879	27,271	9/21/05	392
Euro	191,051,438	191,417,481	9/21/05	366,043
Japanese Yen	53,738,305	53,912,195	8/17/05	173,890
Mexican Peso	11,095,784	10,787,475	10/19/05	(308,309)
Swedish Krona	24,430,499	25,392,799	9/21/05	962,300
Swiss Franc	51,807,857	52,092,436	9/21/05	284,579

Total				$1,504,656

Putnam Global Equity Fund
FUTURES CONTRACTS OUTSTANDING at 7/31/05 (Unaudited)
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Dow Jones Euro STOXX 50 (Long)	166	$6,709,482	Sep-05	$332,935
New Financial Times Stock Exchange 100 Index (Long)	65	6,030,819	Sep-05	230,937
S&P 500 Index (Long)	166	51,327,200	Sep-05	(187,033)
Tokyo Price Index (Long)	44	4,730,550	Sep-05	253,999

Total				$630,838

	NOTES
(a)	Percentages indicated are based on net assets of $2,474,294,374.

(b)

The aggregate identified cost on a tax basis is $2,287,976,882, resulting in gross unrealized appreciation and depreciation of $292,202,290 and $50,797,320, respectively, or net unrealized appreciation of $241,404,970.

(NON)	Non-income-producing security.

(S)	Securities on loan, in part or in entirety, at July 31, 2005.

(SEG)	A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at July 31, 2005.

(R)	Real Estate Investment Trust.

(d)

The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income.  The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned.  The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day.  The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral.  Income from securities lending is included in investment income on the statement of operations.  At July 31, 2005, the value of securities loaned amounted to $92,134,739.  The fund received cash collateral of $95,468,829 which is pooled with collateral of other Putnam funds into 29 issues of high-grade, short-term investments.

(e)

Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC.  Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund.  Income distributions earned by the fund totaled $1,203,083 for the period ended July 31, 2005.  During the period ended July 31, 2005, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $527,266,097 and $571,298,500, respectively.

	At July 31, 2005, liquid assets totaling $92,631,927 have been designated as collateral for open forward contracts and future contracts.

144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

	ADR after the name of a foreign holding stands for American Depositary Receipts, representing ownership of foreign securities on deposit with a custodian bank.

	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of issue at July 31, 2005: (as a percentage of Portfolio Value)

	Barbados	0.5%
	Belgium	1.6
	Bermuda	1.0
	Brazil	1.7
	Canada	1.4
	Denmark	0.5
	Finland	0.8
	France	5.0
	Germany	2.1
	Greece	0.7
	Hong Kong	1.0
	Ireland	1.1
	Italy	1.1
	Japan	7.6
	Luxembourg	0.5
	Netherlands	1.2
	South Korea	1.5
	Spain	1.4
	Sweden	1.7
	Switzerland	4.1
	Taiwan	0.7
	United Kingdom	8.2
	United States	54.6
	Total	100.0%

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange.  Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets.  The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

	At July 31, 2005, fair value pricing was used for certain foreign securities in the portfolio.

	Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date.  These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments).  The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates.  The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss.  When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. [cont]

The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities.  Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase.  The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.  Realized gains and losses on purchased options are included in realized gains and losses on investment securities.  If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds.  If a written put option is exercised, the premium originally received is recorded as a reduction to cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.  The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract.  Such receipts or payments are known as “variation margin.”  Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options.  Options traded over-the-counter are valued using prices supplied by dealers.  Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

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(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:

Not applicable

Item 3. Exhibits:

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A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned,

thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):

/s/ Michael T. Healy

--------------------------

Michael T. Healy

Principal Accounting Officer

Date: September 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of  1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter

---------------------------

Charles E. Porter

Principal Executive Officer

Date: September 28, 2005

By (Signature and Title):

/s/ Steven D. Krichmar

---------------------------

Steven D. Krichmar

Principal Financial Officer

Date: September 28, 2005